WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Schedule of valuation assumptions stock options outstanding and exercisable (Details) - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Expected life (years)	5	5
Expected dividend yield (%)
Expected forfeitures (%)
Minimum
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Risk-free interest rate (%)	2.60%	3.00%
Expected volatility (%)	194.00%	115.00%
Maximum
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Risk-free interest rate (%)	3.00%	3.60%
Expected volatility (%)	215.00%	216.00%